CONTINGENT LIABILITIES AND COMMITMENTS	6 Months Ended
Jun. 30, 2019
Disclosure of contingent liabilities [abstract]
CONTINGENT LIABILITIES AND COMMITMENTS
NOTE 3:          CONTINGENT LIABILITIES AND COMMITMENTS

a.
On September 15, 2014, a Statement of Claim was filed against the Company by some shareholders of Polyheal (the "Plaintiffs"). The Plaintiffs allege that the Company is obligated to pay them a total amount of $1,475 in exchange for their respective portion of PolyHeal's shares, following the commencement of a feasibility study for the next generation of the PolyHeal Product in November 15, 2012, which constituted a milestone under a buyout option agreement between the Company, PolyHeal and its shareholders.

On March 24, 2019, the Company entered into a settlement agreement and mutual general release with the Plaintiffs (the "Polyheal Settlement Agreement"), which settles any and all debts, obligations or liabilities that the Plaintiffs and MediWound had, has or may have to the other party in connection with the agreements among MediWound, Teva, PolyHeal, the Plaintiffs and other shareholders of PolyHeal.

Pursuant to the terms of Polyheal Settlement Agreement, the Plaintiffs repaid to MediWound a portion of the amount that was ruled in their favor under the Tel Aviv District Court Ruling, and it resulted in the acceptance of the Company’s appeal that was filed on December, 2017, and the cancellation of the 2017 Ruling that was issued by the District Court against MediWound.

b.
Beginning in 2007, the Company entered into a number of agreements with Teva Pharmaceutical Industries Limited (“Teva”) related to collaboration in the development, manufacturing and commercialization of solutions for the burn and chronic wound care markets. In consideration for these agreements, Teva made investments in the Company's ordinary shares and agreed to fund certain research and development expenses and manufacturing costs and perform all marketing activities for both NexoBrid, under the 2007 Teva Agreement, and the PolyHeal Product, under the 2010 PolyHeal Agreements. As of December 31, 2012, all of these agreements were terminated.

On March 24, 2019, the Company entered into a settlement agreement and mutual general release with Teva (the “Teva Settlement Agreement”), which settles any and all debts, obligations or liabilities that each party or any of its controlled affiliates had or has to the other party or any of its controlled affiliates under, in connection with or arising out of certain transactions and agreements entered into between Teva and the Company from 2007 to 2012 (collectively, the “Collaboration Agreements”), which have terminated effective as of December 31, 2012 and September 2, 2013, as applicable, and which related to the Company's product, NexoBrid, and to PolyHeal Ltd. product, PolyHeal.

During the recent years, the Company has been engaged in discussions with Teva regarding payments the Company believes Teva was obligated to make to the Company pursuant to these Collaboration Agreements.

Pursuant to the terms of the Teva Settlement Agreement, Teva has agreed to pay the Company $4,000 in cash, and to reduce the contingent consideration that is payable to Teva pursuant to the Company's repurchase of its shares from Teva in 2013, so that the Company will be obligated to pay Teva annual payments at a reduced rate of 15% of its recognized revenues from the sale or license of NexoBrid after January 1, 2019, up to a reduced aggregate amount of $10,200. As a result of Teva Settlement Agreement, a one-time net income from settlement agreement of $7,537 was recorded as other income and a one-time income of $4,608 was recorded within the profit from discontinued operation in the fourth quarter and the year ending December 31, 2018.

In addition, the Company also agreed to indemnify, defend and hold harmless Teva and its directors, officers, agents and employees from and against claims relating to a certain milestone related to PolyHeal under an agreement associated with the Collaboration Agreements, up to an amount of $10,200, if a notice of such claim has been received by the Company prior to December 31, 2023.

c.
On September 30, 2015 BARDA has awarded MediWound a contract, which was modified in July 2017,  for the advancement of the development and manufacturing, as well as the procurement of NexoBrid, as a medical countermeasure as part of BARDA preparedness for mass casualty events.  In May 2019, BARDA upsized the contract, providing additional funding of $21,000 to support additional activities towards Biologics License Application (BLA) approval, including the new NexoBrid expended access treatment protocol (NEXT).  The modified contract includes $77,000 of funding to support development activities to complete the U.S. Food and Drug Administration (FDA) approval process for NexoBrid for use in thermal burn injuries, as well as $16,475 for procurement of NexoBrid, which is contingent upon FDA Emergency Use Authorization (EUA) and/or FDA marketing authorization for NexoBrid. In addition, the contract includes options for further funding of up to $10,000 for expanding NexoBrid’s indications and of up to $50,000 for additional procurement of NexoBrid.

On September 28, 2018, BARDA has awarded MediWound an additional contract to develop NexoBrid for the treatment of Sulfur Mustard injuries.

The contract provides $12,000 of funding to support research and development activities up to pivotal studies in animals under the U.S. Food and Drug Administration (FDA) Animal Rule. The contract also contains options for additional funding of up to $31,000 for additional development activities, animal pivotal studies, and the FDA BLA submission for approval of NexoBrid for the treatment of Sulfur Mustard injuries.

As of June 30, 2019 the Company recorded $ 34,255 in funding from BARDA under the contracts.

d.	On May 6, 2019, the Company entered into exclusive license and supply agreements with Vericel to commercialize NexoBrid in North America (the “Collaboration Agreements”).

Pursuant to the Collaboration Agreements, Vericel will obtain the authority over and control of the development, regulatory approval and commercialization of licensed products in the North America territory. MediWound will be responsible for the development of the product through BLA approval, supported and funded by BARDA, as well as the manufacture and supply of NexoBrid. In addition, MediWound retains the commercial rights to NexoBrid in non-North American territory.

Under the terms of the license agreement, Vericel has made an upfront payment to MediWound of $17,500 and agreed to make an additional $7,500 payment contingent upon BLA approval and up to $125,000 in payments contingent upon meeting certain annual sales milestones. Vericel has also agreed to pay MediWound tiered royalties on net sales ranging from high single-digit to low double-digit percentages, a split of gross profit on committed BARDA procurement orders and a double-digits royalty on any additional future BARDA purchases of NexoBrid. Under the terms of the supply agreement, Vericel will procure NexoBrid from MediWound at a transfer price of cost plus a fixed margin percentage.

According to IFRS 15, the Collaboration Agreements transaction price should be allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer.

The Collaboration Agreements have multiple performance obligations, due to the contract covering multiple phases of the product lifecycle. The Company identified three distinct performance obligations: (i) license rights (ii) development services for BLA approval and (iii) manufacturing and supply of NexoBrid.

The Company allocated the Collaboration Agreements transaction price to each performance obligation using the best estimate of the standalone selling price of each distinct good or service in the contract.

The Company determined the license to the Intellectual Property ("IP") to be a right to use the IP, which has significant standalone functionality. Since Vericel has sublicensing rights and also entitled to generate revenues from BARDA procurement prior to BLA approval, the license is a distinct performance obligation and as such revenues are recognized at the point in time that control of the license is transferred to the customer. Since the manufacturing and development services are at market value, then the upfront payment was fully attributed to the license performance obligation. Consequently, as of June 30, 2019, the Company has recognized revenues in the amount of $17,500.

Future milestone payments are considered variable consideration and are subject to the variable consideration constraint (i.e. will be recognized once concluded that it is “probable” that a significant reversal of the cumulative revenues recognized under the contract will not occur in future periods when the uncertainty related to the variable considerations are resolved). Therefore, as the milestone payments are not probable, revenues were not recognized in respect to such milestone payments.

Sales related royalties to be received in exchange for license are recognized at the later of when (i) the subsequent sale occurs or (ii) the performance obligation to which some or all of the sales royalty has been allocated is satisfied (in whole or in part). As royalties are payable based on future commercial sales, as defined in the agreement, which did not occur as of the financial statements date, the Company did not recognize any revenues from royalties.

Revenues from the sale of products to Vericel will be recognized when all the significant risks and rewards of ownership of the products have passed to the buyer and the seller no longer retains continuing managerial involvement. The delivery date of the products is usually the date of which ownership passes.